Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Sep. 26, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	Sep. 29, 2017
Class A, C, I, Y Prospectus | Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Prospectus:
Trading Symbol	DDBAX
Class A, C, I, Y Prospectus | Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Prospectus:
Trading Symbol	DDBCX
Class A, C, I, Y Prospectus | Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Prospectus:
Trading Symbol	DDBIX
Class A, C, I, Y Prospectus | Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Prospectus:
Trading Symbol	DDBYX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
Class A, C, I, Y Prospectus | Dreyfus Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX
Class T Prospectus | Dreyfus Emerging Markets Debt Local Currency Fund | Class T
Prospectus:
Trading Symbol	DDBTX
Class T Prospectus | Dreyfus Equity Income Fund | Class T
Prospectus:
Trading Symbol	DTQIX